KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

August 2, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”) (File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectuses dated August 1, 2022 with respect to each of the KraneShares Asia Robotics and Artificial Intelligence Index ETF, KraneShares Bosera MSCI China A 50 Connect Index ETF (formerly, KraneShares Bosera MSCI China A Share ETF), KraneShares Asia Pacific High Income Bond ETF (formerly, KraneShares Asia Pacific High Yield Bond ETF), KraneShares CICC China 5G and Semiconductor Index ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares China Credit Index ETF, KraneShares Bloomberg China Bond Inclusion Index ETF (formerly, KraneShares Bloomberg Barclays China Bond Inclusion Index ETF), KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI All China Consumer Discretionary Index ETF, KraneShares MSCI All China Consumer Staples Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI China A Hedged Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares SSE STAR Market 50 Index ETF, KraneShares Hang Seng TECH Index ETF, KraneShares China Innovation ETF, KraneShares Global Carbon Transformation ETF, KraneShares Global Carbon Strategy ETF (formerly, KraneShares Global Carbon ETF), KraneShares European Carbon Allowance Strategy ETF (formerly, KraneShares European Carbon Allowance ETF), KraneShares California Carbon Allowance Strategy ETF (formerly, KraneShares California Carbon Allowance ETF), KraneShares Eastern US Carbon Strategy ETF, Quadratic Interest Rate Volatility and Inflation Hedge ETF, Quadratic Deflation ETF, KFA Large Cap Quality Dividend Index ETF, KFA Mount Lucas Index Strategy ETF, KFA Small Cap Quality Dividend Index ETF, and KFA Value Line® Dynamic Core Equity Index ETF (collectively, the “Funds”) that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses contained in Post-Effective Amendment No. 309 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on July 29, 2022 (the “Amendment”); and

2.	The form of Statements of Additional Information dated August 1, 2022 with respect to the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statements of Additional Information contained in the Amendment; and

3.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Shelon
Jonathan Shelon
Assistant Secretary